BUSINESS ACQUISITIONS - Acquisition in Global Eduhub Holding Limited (Details) - USD ($) $ in Thousands		9 Months Ended
	Apr. 01, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Purchase price allocation of acquisitions
Goodwill			$ 42,102	$ 46,147
Redeemable non-controlling interests			$ 4,942	$ 9,988
GEH
BUSINESS ACQUISITIONS
Percentage of equity interest	77.00%
Consideration transferred	$ 21,414
Purchase price allocation of acquisitions
Cash and cash equivalents	663
Other current assets	2,224
Property, plant and equipment, net	2,920
Operating lease right-of-use assets	5,924
Other current liabilities	(6,266)
Deferred tax liabilities	(2,217)
Operating lease liabilities	(6,062)
Non-controlling interest	(6,895)
Goodwill	18,081
Total	21,414
Net revenue		$ 19,193
Pre-tax net income		$ 1,310
Redeemable non-controlling interests	6,895
GEH | Trademark
Purchase price allocation of acquisitions
Intangible assets	7,766
GEH | Student base
Purchase price allocation of acquisitions
Intangible assets	$ 3,650
Amortization period - intangible assets	5 years 8 months 1 day
GEH | Initial franchise
Purchase price allocation of acquisitions
Intangible assets	$ 1,626
Amortization period - intangible assets	3 years 9 months
GEH | Minimum
Purchase price allocation of acquisitions
Depreciation or amortization period	5 years
GEH | Maximum
Purchase price allocation of acquisitions
Depreciation or amortization period	10 years